Employee Information - Summary of Number of Employees by Market Area (Detail) - Employee	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Information About Employees [line items]
Number of employees	94,236	99,952
North America [member]
Disclosure of Information About Employees [line items]
Number of employees	9,935	10,744
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees	43,353	45,380
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees	26,389	27,016
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees	10,426	12,331
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees	4,133	4,481
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees	33,342	34,763
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees	13,420	13,977